Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)
Income tax expense for the year is as follows:

Year ended	March 31,
	2025	2024
Current tax expense:	$	$
Current tax expense for the year	1,276	317

Deferred tax recovery:
Origination and reversal of temporary differences	1,499	(256)
Total deferred tax expense (recovery)	1,499	(256)
Total income tax expense	2,775	61

Summary of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate
The Company’s effective income tax rate differs from the combined statutory tax rate as follows:

Year ended	March 31,
	2025		2024
	%	$	%	$
Earnings (loss) before income taxes		4,070		(16,599)
Company's statutory tax rate	26.5	1,079	26.5	(4,399)
Non-deductible share-based compensation expense	24.6	1,000	(6.7)	1,113
Other non-deductible and tax exempt items	(39.2)	(1,595)	3.0	(496)
Change in unrecognized deferred tax assets	21.2	863	(21.7)	3,600
Impairment of goodwill	32.7	1,332	—	—
Other	2.4	96	(1.5)	243
Effective income tax rate	68.2	2,775	(0.4)	61

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2025	2024
	$	$
Deferred tax liabilities	(11,228)	(8,099)
Deferred tax assets	4,875	5,715
	(6,353)	(2,384)

Summary of Movements in Temporary Differences
Movements in temporary differences during the year were as follows:

As at	March 31, 2025
	Opening balance	Recognized in earnings	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$
Losses available for carryforward and other tax deductions	9,932	(2,108)	327	—	8,151
Lease liabilities	3,053	(654)	—	(15)	2,384
Deferred financing costs	395	(32)	—	—	363
Total deferred tax assets	13,380	(2,794)	327	(15)	10,898
Intangibles and goodwill	(8,493)	1,292	(2,581)	(45)	(9,827)
Tax credits and other	(5,786)	(349)	(156)	—	(6,291)
Right-of-use assets	(1,485)	352	—	—	(1,133)
Total deferred tax liability	(15,764)	1,295	(2,737)	(45)	(17,251)
Net carrying amount	(2,384)	(1,499)	(2,410)	(60)	(6,353)

As at	March 31, 2024
	Opening balance	Recognized in earnings	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$
Losses available for carryforward and other tax deductions	18,240	(8,308)	—	—	9,932
Lease liabilities	4,907	(1,854)	—	—	3,053
Deferred financing costs	484	(89)	—	—	395
Total deferred tax assets	23,631	(10,251)	—	—	13,380
Intangibles and goodwill	(16,140)	7,652	—	(5)	(8,493)
Tax credits and other	(7,580)	1,794	—	—	(5,786)
Right-of-use assets	(2,546)	1,061	—	—	(1,485)
Total deferred tax liability	(26,266)	10,507	—	(5)	(15,764)
Net carrying amount	(2,635)	256	—	(5)	(2,384)

12. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date	Canada
$
2039	922
2040	390
2041	2,075
2042	3,516
2043	3,603
2044	4,629
15,135

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (a)	USA
$
2038	7,816
Indefinite	15,481
23,297

(a) Net operating losses amounting to $16,063,000 of which $7,816,000, will expire in 2038, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater Technology Inc. In addition, the Company has i) state losses amounting to approximately $50,846,000 (with expiry dates ranging from 2026 to 2044) and ii) net deductible temporary differences totaling approximately $36,385,000 for which no deferred tax benefit has been recognized.